Victory Ultra Short-Term Bond Fund Investment Strategy - Victory Ultra Short-Term Bond Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets in investment-grade debt securities and in derivatives and other instruments that have similar economic characteristics. The effective duration of the Fund is generally one year or less. The Fund invests primarily in U.S. dollar-denominated debt securities that may include, but are not limited to, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; Yankee obligations; and other securities believed to have debt-like characteristics. The managers implement the Fund’s strategy by seeking to select securities that represent value at the time of purchase given current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity.This 80% policy may be changed upon at least 60 days’ prior written notice to shareholders.In addition, the Fund may invest up to 10% of its net assets in securities that at the time of purchase are below-investment-grade securities, which are sometimes referred to as high-yield or “junk” bonds.